iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 51,811 $ 8,596,999
Boeing Co. (The)
(a) (b)
....................... 424,734 80,907,580
BWX Technologies, Inc. .................... 70,417 4,089,819
Curtiss-Wright Corp. ....................... 29,488 4,924,201
General Dynamics Corp. .................... 188,518 46,773,201
HEICO Corp. ........................... 34,290 5,268,316
HEICO Corp. , Class A ...................... 61,124 7,325,711
Hexcel Corp. ............................ 65,149 3,834,019
Howmet Aerospace, Inc. .................... 288,340 11,363,479
Huntington Ingalls Industries, Inc. .............. 30,381 7,008,289
L3Harris Technologies, Inc. .................. 147,188 30,646,014
Lockheed Martin Corp. ..................... 181,186 88,145,177
Mercury Systems, Inc.
(a) (b)
................... 43,364 1,940,105
Northrop Grumman Corp. ................... 113,460 61,904,911
Raytheon Technologies Corp. ................ 1,139,338 114,981,991
Spirit AeroSystems Holdings, Inc. , Class A ........ 84,648 2,505,581
Textron, Inc. ............................ 163,221 11,556,047
TransDigm Group, Inc. ..................... 39,625 24,949,881
Woodward, Inc. .......................... 45,329 4,379,235
521,100,556
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc.
(b)
............... 89,866 8,228,131
Expeditors International of Washington, Inc. ....... 122,839 12,765,429
FedEx Corp. ............................ 186,036 32,221,435
GXO Logistics, Inc.
(a) (b)
..................... 81,054 3,460,196
United Parcel Service, Inc. , Class B ............ 569,786 99,051,598
155,726,789
a
Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 93,893 4,031,765
American Airlines Group, Inc.
(a) (b)
.............. 496,506 6,315,556
Copa Holdings SA , Class A , NVS
(a) (b)
............ 20,267 1,685,606
Delta Air Lines, Inc.
(a)
...................... 493,161 16,205,271
JetBlue Airways Corp.
(a)
.................... 241,243 1,563,255
Southwest Airlines Co.
(a)
.................... 459,980 15,487,527
United Airlines Holdings, Inc.
(a)
................ 249,792 9,417,158
54,706,138
a
Auto Components  —  0 .1%
Aptiv PLC
(a)
............................. 208,888 19,453,739
BorgWarner, Inc. ......................... 181,672 7,312,298
Gentex Corp. ........................... 181,040 4,936,961
Lear Corp. ............................. 45,625 5,658,413
QuantumScape Corp. , Class A
(a) (b)
............. 212,909 1,207,194
38,568,605
a
Automobiles  —  1 .2%
Ford Motor Co. .......................... 3,043,195 35,392,358
General Motors Co. ....................... 1,098,058 36,938,671
Harley-Davidson, Inc.
(b)
..................... 103,167 4,291,747
Lucid Group, Inc.
(a) (b)
....................... 425,026 2,902,928
Rivian Automotive, Inc. , Class A
(a) (b)
............. 400,758 7,385,970
Tesla, Inc.
(a)
............................. 2,003,222 246,756,886
Thor Industries, Inc. ....................... 40,297 3,042,020
336,710,580
a
Banks  —  3 .8%
Bank of America Corp. ..................... 5,443,935 180,303,127
Bank of Hawaii Corp. ...................... 29,503 2,288,253
Bank OZK ............................. 86,301 3,457,218
BOK Financial Corp. ....................... 22,760 2,362,260
Citigroup, Inc. ........................... 1,500,376 67,862,007
Citizens Financial Group, Inc. ................ 378,008 14,882,175
Security Shares Value
a
Banks (continued)
Comerica, Inc. ........................... 102,172 $ 6,830,198
Commerce Bancshares, Inc. ................. 88,578 6,029,504
Cullen/Frost Bankers, Inc. ................... 44,005 5,883,469
East West Bancorp, Inc. .................... 108,872 7,174,665
Fifth Third Bancorp ....................... 524,909 17,222,264
First Citizens BancShares, Inc. , Class A
(b)
........ 8,506 6,450,610
First Hawaiian, Inc. ....................... 98,875 2,574,705
First Horizon Corp. ........................ 408,656 10,012,072
First Republic Bank ....................... 140,399 17,113,234
FNB Corp. ............................. 265,569 3,465,675
Huntington Bancshares, Inc. ................. 1,108,128 15,624,605
JPMorgan Chase & Co. .................... 2,260,863 303,181,728
KeyCorp ............................... 722,098 12,578,947
M&T Bank Corp. ......................... 135,070 19,593,254
PacWest Bancorp ........................ 89,589 2,056,068
Pinnacle Financial Partners, Inc. ............... 57,324 4,207,582
PNC Financial Services Group, Inc. (The) ........ 312,025 49,281,229
Popular, Inc. ............................ 56,796 3,766,711
Prosperity Bancshares, Inc. .................. 67,488 4,905,028
Regions Financial Corp. .................... 726,961 15,673,279
Signature Bank .......................... 47,351 5,455,782
SVB Financial Group
(a)
..................... 45,738 10,526,143
Synovus Financial Corp. .................... 111,067 4,170,566
Truist Financial Corp. ...................... 1,026,860 44,185,786
U.S. Bancorp ........................... 1,040,015 45,355,054
Umpqua Holdings Corp. .................... 164,291 2,932,594
Webster Financial Corp. .................... 133,760 6,332,198
Wells Fargo & Co. ........................ 2,939,610 121,376,497
Western Alliance Bancorp ................... 82,941 4,939,966
Wintrust Financial Corp. .................... 46,124 3,898,401
Zions Bancorp NA ........................ 114,596 5,633,539
1,039,586,393
a
Beverages  —  1 .8%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 7,285 2,400,553
Brown-Forman Corp. , Class A
(b)
............... 35,241 2,317,448
Brown-Forman Corp. , Class B , NVS ............ 141,571 9,298,383
Coca-Cola Co. (The) ...................... 3,026,452 192,512,612
Constellation Brands, Inc. , Class A ............. 117,457 27,220,660
Keurig Dr Pepper, Inc. ..................... 664,579 23,698,887
Molson Coors Beverage Co. , Class B ........... 137,054 7,061,022
Monster Beverage Corp.
(a)
................... 283,662 28,800,203
PepsiCo, Inc. ........................... 1,071,553 193,586,765
486,896,533
a
Biotechnology  —  2 .7%
AbbVie, Inc. ............................ 1,369,893 221,388,408
Alnylam Pharmaceuticals, Inc.
(a)
............... 95,175 22,618,339
Amgen, Inc. ............................ 413,890 108,704,069
Biogen, Inc.
(a)
........................... 112,005 31,016,425
BioMarin Pharmaceutical, Inc.
(a)
............... 141,787 14,673,537
Exact Sciences Corp.
(a) (b)
.................... 134,236 6,646,024
Exelixis, Inc.
(a)
........................... 246,496 3,953,796
Gilead Sciences, Inc. ...................... 972,987 83,530,934
Horizon Therapeutics PLC
(a)
................. 172,480 19,628,224
Incyte Corp.
(a)
........................... 140,255 11,265,282
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 106,202 4,011,249
Mirati Therapeutics, Inc.
(a) (b)
.................. 32,949 1,492,919
Moderna, Inc.
(a) (b)
......................... 257,176 46,193,953
Natera, Inc.
(a)
........................... 74,445 2,990,456
Neurocrine Biosciences, Inc.
(a)
................ 73,002 8,719,359
Novavax, Inc.
(a) (b)
......................... 55,169 567,137
Regeneron Pharmaceuticals, Inc.
(a)
............. 80,341 57,965,228
Sarepta Therapeutics, Inc.
(a) (b)
................ 64,438 8,349,876

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Seagen, Inc.
(a)
........................... 105,080 $ 13,503,831
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 52,397 2,427,553
United Therapeutics Corp.
(a)
.................. 34,327 9,545,995
Vertex Pharmaceuticals, Inc.
(a)
................ 198,191 57,233,597
736,426,191
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 97,000 5,552,280
Advanced Drainage Systems, Inc.
(b)
............ 49,453 4,053,663
Allegion PLC ............................ 69,962 7,364,200
Armstrong World Industries, Inc. ............... 35,192 2,413,819
AZEK Co., Inc. (The) , Class A
(a) (b)
.............. 77,645 1,577,747
Builders FirstSource, Inc.
(a)
.................. 112,603 7,305,683
Carlisle Companies, Inc. .................... 39,505 9,309,353
Carrier Global Corp. ....................... 650,881 26,848,841
Fortune Brands Home & Security, Inc. ........... 99,178 5,664,056
Hayward Holdings, Inc.
(a) (b)
................... 54,960 516,624
Johnson Controls International PLC ............ 537,374 34,391,936
Lennox International, Inc. ................... 24,644 5,895,584
Masco Corp. ............................ 173,838 8,113,020
Masterbrand, Inc.
(a)
....................... 100,546 759,122
Owens Corning .......................... 74,398 6,346,149
Trane Technologies PLC .................... 179,271 30,133,662
Trex Co., Inc.
(a) (b)
......................... 84,979 3,597,161
159,842,900
a
Capital Markets  —  3 .3%
Affiliated Managers Group, Inc. ............... 29,032 4,599,540
Ameriprise Financial, Inc. ................... 82,322 25,632,601
Ares Management Corp. , Class A .............. 116,845 7,996,872
Bank of New York Mellon Corp. (The) ........... 568,876 25,895,235
BlackRock, Inc.
(c)
......................... 116,304 82,416,503
Blackstone, Inc. , NVS ...................... 542,446 40,244,069
Blue Owl Capital, Inc. , Class A ................ 335,018 3,551,191
Carlyle Group, Inc. (The) .................... 158,187 4,720,300
Cboe Global Markets, Inc. ................... 80,715 10,127,311
Charles Schwab Corp. (The) ................. 1,178,125 98,090,687
CME Group, Inc. , Class A ................... 277,953 46,740,576
Coinbase Global, Inc. , Class A
(a) (b)
.............. 122,586 4,338,318
Evercore, Inc. , Class A ..................... 28,160 3,071,693
FactSet Research Systems, Inc. ............... 29,565 11,861,774
Franklin Resources, Inc. .................... 217,162 5,728,734
Goldman Sachs Group, Inc. (The) ............. 254,227 87,296,467
Interactive Brokers Group, Inc. , Class A .......... 71,162 5,148,571
Intercontinental Exchange, Inc. ............... 427,649 43,872,511
Invesco Ltd. ............................ 286,468 5,153,559
Janus Henderson Group PLC ................ 105,976 2,492,555
Jefferies Financial Group, Inc. ................ 156,624 5,369,071
KKR & Co., Inc. .......................... 440,505 20,448,242
Lazard Ltd. , Class A ....................... 68,497 2,374,791
LPL Financial Holdings, Inc. .................. 61,199 13,229,388
MarketAxess Holdings, Inc. .................. 28,940 8,071,077
Moody's Corp. ........................... 123,472 34,401,769
Morgan Stanley .......................... 955,602 81,245,282
Morningstar, Inc. ......................... 19,124 4,142,067
MSCI, Inc. , Class A ....................... 60,169 27,988,814
Nasdaq, Inc. ............................ 264,881 16,250,449
Northern Trust Corp. ....................... 159,969 14,155,657
Raymond James Financial, Inc. ............... 150,425 16,072,911
Robinhood Markets, Inc. , Class A
(a) (b)
............ 431,249 3,510,367
S&P Global, Inc. ......................... 252,349 84,521,774
SEI Investments Co. ....................... 79,199 4,617,302
State Street Corp. ........................ 284,124 22,039,499
Stifel Financial Corp. ...................... 78,443 4,578,718
T Rowe Price Group, Inc. ................... 172,423 18,804,452
Security Shares Value
a
Capital Markets (continued)
Tradeweb Markets, Inc. , Class A ............... 83,274 $ 5,406,981
Virtu Financial, Inc. , Class A .................. 75,841 1,547,915
907,755,593
a
Chemicals  —  1 .9%
Air Products and Chemicals, Inc. .............. 171,590 52,894,333
Albemarle Corp. ......................... 90,445 19,613,903
Ashland, Inc. ............................ 39,823 4,282,167
Axalta Coating Systems Ltd.
(a) (b)
............... 169,454 4,315,993
Celanese Corp. .......................... 84,629 8,652,469
CF Industries Holdings, Inc. .................. 153,542 13,081,779
Chemours Co. (The) ....................... 121,457 3,719,013
Corteva, Inc. ............................ 554,078 32,568,705
Dow, Inc. .............................. 545,522 27,488,854
DuPont de Nemours, Inc. ................... 388,451 26,659,392
Eastman Chemical Co. ..................... 94,462 7,692,985
Ecolab, Inc. ............................ 191,810 27,919,864
Element Solutions, Inc.
(b)
.................... 176,032 3,202,022
FMC Corp. ............................. 96,704 12,068,659
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 629,621 1,064,060
Huntsman Corp. ......................... 147,440 4,051,651
International Flavors & Fragrances, Inc. .......... 196,508 20,601,899
Linde PLC ............................. 382,963 124,914,871
LyondellBasell Industries NV , Class A ........... 197,990 16,439,110
Mosaic Co. (The) ......................... 266,230 11,679,510
NewMarket Corp. ......................... 4,407 1,371,062
Olin Corp. .............................. 102,903 5,447,685
PPG Industries, Inc. ....................... 181,557 22,828,977
RPM International, Inc. ..................... 98,395 9,588,593
Scotts Miracle-Gro Co. (The) , Class A ........... 31,092 1,510,760
Sherwin-Williams Co. (The) .................. 185,331 43,984,606
Valvoline, Inc. ........................... 136,180 4,446,277
Westlake Corp.
(b)
......................... 25,409 2,605,439
514,694,638
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 67,061 30,286,089
Clean Harbors, Inc.
(a)
...................... 39,158 4,468,711
Copart, Inc.
(a)
........................... 330,239 20,108,253
Driven Brands Holdings, Inc.
(a) (b)
............... 48,638 1,328,304
IAA, Inc.
(a) (b)
............................. 103,606 4,144,240
MSA Safety, Inc. ......................... 28,234 4,071,060
Republic Services, Inc. ..................... 159,747 20,605,765
Rollins, Inc. ............................. 177,055 6,469,590
Stericycle, Inc.
(a)
......................... 70,598 3,522,134
Tetra Tech, Inc. .......................... 40,922 5,941,465
Waste Management, Inc. .................... 317,926 49,876,231
150,821,842
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 190,557 23,124,092
Ciena Corp.
(a) (b)
.......................... 114,928 5,859,030
Cisco Systems, Inc. ....................... 3,185,424 151,753,599
F5, Inc.
(a)
.............................. 45,521 6,532,719
Juniper Networks, Inc. ..................... 246,126 7,866,187
Lumentum Holdings, Inc.
(a) (b)
................. 52,875 2,758,489
Motorola Solutions, Inc. .................... 127,185 32,776,846
Ubiquiti, Inc.
(b)
........................... 3,213 878,852
Viasat, Inc.
(a) (b)
........................... 58,531 1,852,506
233,402,320
a
Construction & Engineering  —  0 .2%
AECOM ............................... 101,195 8,594,491
MasTec, Inc.
(a)
........................... 46,921 4,003,769
MDU Resources Group, Inc. ................. 160,230 4,861,378

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Construction & Engineering (continued)
Quanta Services, Inc. ...................... 109,373 $ 15,585,653
Valmont Industries, Inc. ..................... 16,145 5,338,667
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 159,496 7,204,434
45,588,392
a
Construction Materials  —  0 .1%
Eagle Materials, Inc.
(b)
...................... 28,846 3,832,191
Martin Marietta Materials, Inc. ................ 48,150 16,273,255
Vulcan Materials Co. ...................... 102,851 18,010,239
38,115,685
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ........................ 237,934 5,817,486
American Express Co. ..................... 466,640 68,946,060
Capital One Financial Corp. .................. 293,966 27,327,079
Credit Acceptance Corp.
(a) (b)
.................. 5,208 2,470,675
Discover Financial Services .................. 210,587 20,601,726
OneMain Holdings, Inc. ..................... 90,166 3,003,430
SLM Corp. ............................. 190,139 3,156,307
SoFi Technologies, Inc.
(a) (b)
.................. 610,032 2,812,248
Synchrony Financial ....................... 347,694 11,425,225
Upstart Holdings, Inc.
(a) (b)
.................... 54,325 718,177
146,278,413
a
Containers & Packaging  —  0 .4%
Amcor PLC ............................. 1,166,109 13,888,358
AptarGroup, Inc. ......................... 49,995 5,498,450
Ardagh Group SA , Class A .................. 12,001 102,069
Ardagh Metal Packaging SA ................. 108,872 523,674
Avery Dennison Corp. ...................... 62,488 11,310,328
Ball Corp.
(b)
............................. 239,503 12,248,183
Berry Global Group, Inc. .................... 94,717 5,723,748
Crown Holdings, Inc. ...................... 90,034 7,401,695
Graphic Packaging Holding Co. ............... 234,124 5,209,259
International Paper Co. ..................... 276,873 9,588,112
Packaging Corp. of America ................. 71,172 9,103,611
Sealed Air Corp. ......................... 114,684 5,720,438
Silgan Holdings, Inc.
(b)
..................... 62,702 3,250,472
Sonoco Products Co. ...................... 74,725 4,536,555
Westrock Co. ........................... 195,526 6,874,694
100,979,646
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 107,786 18,701,949
LKQ Corp. ............................. 196,115 10,474,502
Pool Corp. ............................. 29,806 9,011,248
38,187,699
a
Diversified Consumer Services  —  0 .1%
ADT, Inc.
(b)
............................. 160,332 1,454,211
Bright Horizons Family Solutions, Inc.
(a)
.......... 44,290 2,794,699
Grand Canyon Education, Inc.
(a)
............... 24,258 2,563,100
H&R Block, Inc. .......................... 123,106 4,494,600
Mister Car Wash, Inc.
(a) (b)
.................... 59,180 546,232
Service Corp. International .................. 118,406 8,186,591
20,039,433
a
Diversified Financial Services  —  1 .7%
Apollo Global Management, Inc. ............... 374,444 23,885,783
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,398,400 431,965,760
Equitable Holdings, Inc. .................... 290,902 8,348,887
Voya Financial, Inc. ....................... 73,521 4,520,806
468,721,236
a
Security Shares Value
a
Diversified Telecommunication Services  —  0 .9%
AT&T, Inc. .............................. 5,549,567 $ 102,167,529
Frontier Communications Parent, Inc.
(a) (b)
......... 187,958 4,789,170
Lumen Technologies, Inc. ................... 787,251 4,109,450
Verizon Communications, Inc. ................ 3,257,818 128,358,029
239,424,178
a
Electric Utilities  —  1 .9%
Alliant Energy Corp. ....................... 195,233 10,778,814
American Electric Power Co., Inc. .............. 399,330 37,916,384
Avangrid, Inc. ........................... 54,413 2,338,671
Constellation Energy Corp. .................. 253,083 21,818,285
Duke Energy Corp. ....................... 596,769 61,461,239
Edison International ....................... 290,150 18,459,343
Entergy Corp. ........................... 157,077 17,671,163
Evergy, Inc. ............................. 170,551 10,732,774
Eversource Energy ....................... 265,951 22,297,332
Exelon Corp. ............................ 766,867 33,151,660
FirstEnergy Corp. ........................ 421,130 17,662,192
Hawaiian Electric Industries, Inc. .............. 83,817 3,507,741
IDACORP, Inc. .......................... 38,697 4,173,471
NextEra Energy, Inc. ...................... 1,539,300 128,685,480
NRG Energy, Inc. ......................... 180,924 5,757,002
OGE Energy Corp. ........................ 153,496 6,070,767
PG&E Corp.
(a) (b)
.......................... 1,274,878 20,729,516
Pinnacle West Capital Corp. ................. 87,995 6,691,140
PPL Corp. ............................. 567,810 16,591,408
Southern Co. (The) ....................... 842,750 60,180,778
Xcel Energy, Inc. ......................... 422,371 29,612,431
536,287,591
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ........................ 24,721 4,094,045
AMETEK, Inc. ........................... 177,534 24,805,051
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 193,045 1,839,719
Eaton Corp. PLC ......................... 309,338 48,550,599
Emerson Electric Co. ...................... 457,589 43,955,999
Generac Holdings, Inc.
(a)
.................... 47,440 4,775,310
Hubbell, Inc. ............................ 41,360 9,706,365
nVent Electric PLC ........................ 127,565 4,907,426
Plug Power, Inc.
(a) (b)
....................... 408,580 5,054,135
Regal Rexnord Corp. ...................... 51,756 6,209,685
Rockwell Automation, Inc. ................... 89,806 23,131,331
Sensata Technologies Holding PLC ............ 118,390 4,780,588
Sunrun, Inc.
(a) (b)
.......................... 161,768 3,885,667
Vertiv Holdings Co. , Class A
(b)
................ 239,783 3,275,436
188,971,356
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 453,562 34,534,211
Arrow Electronics, Inc.
(a)
.................... 49,427 5,168,581
Avnet, Inc. ............................. 72,686 3,022,284
CDW Corp. ............................. 104,861 18,726,077
Cognex Corp.
(b)
.......................... 133,893 6,307,699
Coherent Corp.
(a) (b)
........................ 98,930 3,472,443
Corning, Inc. ............................ 585,109 18,688,382
IPG Photonics Corp. ....................... 25,575 2,421,185
Jabil, Inc. .............................. 103,102 7,031,556
Keysight Technologies, Inc.
(a)
................. 138,376 23,671,982
Littelfuse, Inc. ........................... 18,647 4,106,069
National Instruments Corp. .................. 98,914 3,649,927
TD SYNNEX Corp. ........................ 32,071 3,037,445
Teledyne Technologies, Inc.
(a)
................. 35,851 14,337,174
Trimble, Inc.
(a)
........................... 191,422 9,678,296
Vontier Corp. ............................ 120,624 2,331,662

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
............ 39,715 $ 10,183,323
170,368,296
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 734,380 21,686,241
Halliburton Co. .......................... 695,802 27,379,809
NOV, Inc.
(b)
............................. 300,579 6,279,095
Schlumberger Ltd. ........................ 1,094,698 58,522,555
113,867,700
a
Entertainment  —  1 .4%
Activision Blizzard, Inc. ..................... 602,739 46,139,671
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 396,506 1,613,780
Electronic Arts, Inc. ....................... 213,851 26,128,315
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
16,190 865,032
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 156,037 9,327,892
Live Nation Entertainment, Inc.
(a)
.............. 121,187 8,451,581
Madison Square Garden Sports Corp. , Class A ..... 14,831 2,718,967
Netflix, Inc.
(a)
............................ 339,314 100,056,912
Playtika Holding Corp.
(a)
.................... 79,728 678,485
ROBLOX Corp. , Class A
(a) (b)
.................. 346,416 9,858,999
Roku, Inc. , Class A
(a) (b)
..................... 92,226 3,753,598
Spotify Technology SA
(a)
.................... 106,831 8,434,308
Take-Two Interactive Software, Inc.
(a) (b)
.......... 126,046 13,125,170
Walt Disney Co. (The)
(a)
.................... 1,412,300 122,700,624
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 1,828,667 17,335,763
World Wrestling Entertainment, Inc. , Class A ...... 33,152 2,271,575
373,460,672
a
Equity Real Estate Investment Trusts (REITs)  —  3 .0%
Alexandria Real Estate Equities, Inc. ............ 124,810 18,181,073
American Homes 4 Rent , Class A .............. 234,722 7,074,521
American Tower Corp. ..................... 359,626 76,190,364
Americold Realty Trust, Inc. .................. 208,255 5,895,699
Apartment Income REIT Corp. ................ 118,941 4,080,866
AvalonBay Communities, Inc. ................ 108,290 17,491,001
Boston Properties, Inc. ..................... 121,421 8,205,631
Brixmor Property Group, Inc. ................. 229,728 5,207,934
Camden Property Trust ..................... 79,470 8,891,104
Cousins Properties, Inc. .................... 119,553 3,023,495
Crown Castle, Inc. ........................ 334,403 45,358,423
CubeSmart ............................. 173,261 6,973,755
Digital Realty Trust, Inc. .................... 222,174 22,277,387
Douglas Emmett, Inc. ...................... 131,342 2,059,443
EastGroup Properties, Inc. .................. 31,512 4,665,667
EPR Properties .......................... 57,019 2,150,757
Equinix, Inc. ............................ 71,573 46,882,462
Equity LifeStyle Properties, Inc. ............... 136,696 8,830,562
Equity Residential ........................ 287,631 16,970,229
Essex Property Trust, Inc. ................... 50,627 10,728,874
Extra Space Storage, Inc. ................... 103,040 15,165,427
Federal Realty Investment Trust ............... 61,610 6,225,074
First Industrial Realty Trust, Inc. ............... 102,685 4,955,578
Gaming and Leisure Properties, Inc. ............ 188,426 9,815,110
Healthcare Realty Trust, Inc. , Class A ........... 290,802 5,603,755
Healthpeak Properties, Inc. .................. 420,631 10,545,219
Highwoods Properties, Inc. .................. 84,294 2,358,546
Host Hotels & Resorts, Inc. .................. 543,606 8,724,876
Hudson Pacific Properties, Inc. ................ 103,194 1,004,078
Invitation Homes, Inc. ...................... 474,035 14,050,397
Iron Mountain, Inc. ........................ 222,372 11,085,244
JBG SMITH Properties ..................... 82,267 1,561,428
Kilroy Realty Corp. ........................ 89,304 3,453,386
Kimco Realty Corp. ....................... 463,540 9,817,777
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Lamar Advertising Co. , Class A ............... 66,595 $ 6,286,568
Life Storage, Inc. ......................... 64,955 6,398,068
Medical Properties Trust, Inc. ................. 454,683 5,065,169
Mid-America Apartment Communities, Inc. ........ 88,283 13,859,548
National Retail Properties, Inc. ................ 139,041 6,362,516
National Storage Affiliates Trust ............... 65,154 2,353,363
Omega Healthcare Investors, Inc. .............. 178,711 4,994,972
Park Hotels & Resorts, Inc. .................. 173,277 2,042,936
Prologis, Inc. ............................ 713,502 80,433,080
Public Storage ........................... 120,690 33,816,131
Rayonier, Inc.
(b)
.......................... 113,819 3,751,474
Realty Income Corp. ....................... 486,031 30,828,946
Regency Centers Corp. .................... 133,438 8,339,875
Rexford Industrial Realty, Inc. ................ 142,178 7,768,606
SBA Communications Corp. , Class A ............ 82,469 23,116,885
Simon Property Group, Inc. .................. 252,626 29,678,503
SL Green Realty Corp. ..................... 48,819 1,646,177
Spirit Realty Capital, Inc. .................... 107,723 4,301,379
STORE Capital Corp. ...................... 196,076 6,286,197
Sun Communities, Inc. ..................... 93,914 13,429,702
UDR, Inc. .............................. 251,420 9,737,497
Ventas, Inc. ............................ 308,386 13,892,789
VICI Properties, Inc.
(b)
...................... 744,931 24,135,764
Vornado Realty Trust ...................... 138,263 2,877,253
Welltower, Inc. ........................... 366,344 24,013,849
Weyerhaeuser Co. ........................ 572,924 17,760,644
WP Carey, Inc.
(b)
......................... 159,629 12,475,006
821,158,039
a
Food & Staples Retailing  —  1 .5%
Albertsons Companies, Inc. , Class A ............ 129,916 2,694,458
BJ's Wholesale Club Holdings, Inc.
(a)
............ 102,841 6,803,961
Casey's General Stores, Inc. ................. 28,570 6,409,679
Costco Wholesale Corp. .................... 343,173 156,658,475
Grocery Outlet Holding Corp.
(a) (b)
............... 65,633 1,915,827
Kroger Co. (The) ......................... 508,295 22,659,791
Performance Food Group Co.
(a)
............... 116,430 6,798,348
Sysco Corp. ............................ 392,452 30,002,955
U.S. Foods Holding Corp.
(a)
.................. 155,949 5,305,385
Walgreens Boots Alliance, Inc. ................ 557,751 20,837,577
Walmart, Inc. ............................ 1,101,767 156,219,543
416,305,999
a
Food Products  —  1 .2%
Archer-Daniels-Midland Co. .................. 423,609 39,332,096
Bunge Ltd. ............................. 107,978 10,772,965
Campbell Soup Co. ....................... 151,429 8,593,596
Conagra Brands, Inc. ...................... 364,615 14,110,600
Darling Ingredients, Inc.
(a)
................... 122,696 7,679,543
Flowers Foods, Inc. ....................... 143,630 4,127,926
Freshpet, Inc.
(a) (b)
......................... 32,589 1,719,721
General Mills, Inc. ........................ 461,616 38,706,502
Hershey Co. (The) ........................ 112,816 26,124,801
Hormel Foods Corp. ....................... 221,563 10,092,195
Ingredion, Inc. ........................... 51,956 5,088,051
JM Smucker Co. (The) ..................... 79,516 12,600,105
Kellogg Co. ............................. 197,420 14,064,201
Kraft Heinz Co. (The) ...................... 542,159 22,071,293
Lamb Weston Holdings, Inc. ................. 112,217 10,027,711
McCormick & Co., Inc. , NVS ................. 193,822 16,065,906
Mondelez International, Inc. , Class A ............ 1,056,790 70,435,053
Pilgrim's Pride Corp.
(a) (b)
.................... 37,285 884,773
Post Holdings, Inc.
(a)
....................... 41,842 3,776,659
Seaboard Corp. .......................... 201 758,817

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Food Products (continued)
Tyson Foods, Inc. , Class A .................. 218,819 $ 13,621,483
330,653,997
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 106,382 11,922,231
National Fuel Gas Co. ..................... 69,263 4,384,348
UGI Corp. .............................. 162,535 6,025,172
22,331,751
a
Health Care Equipment & Supplies  —  2 .7%
Abbott Laboratories ....................... 1,329,121 145,924,195
Align Technology, Inc.
(a)
..................... 60,712 12,804,161
Baxter International, Inc. .................... 390,233 19,890,176
Becton Dickinson and Co. ................... 220,070 55,963,801
Boston Scientific Corp.
(a)
.................... 1,105,896 51,169,808
Cooper Companies, Inc. (The)
(b)
............... 37,658 12,452,371
Dentsply Sirona, Inc. ...................... 165,038 5,254,810
Dexcom, Inc.
(a)
.......................... 298,500 33,802,140
Edwards Lifesciences Corp.
(a)
................ 478,869 35,728,416
Enovis Corp.
(a) (b)
.......................... 39,207 2,098,359
Envista Holdings Corp.
(a) (b)
................... 123,355 4,153,363
Globus Medical, Inc. , Class A
(a) (b)
.............. 58,008 4,308,254
Hologic, Inc.
(a)
........................... 190,604 14,259,085
ICU Medical, Inc.
(a)
........................ 16,506 2,599,365
IDEXX Laboratories, Inc.
(a)
................... 64,245 26,209,390
Insulet Corp.
(a)
........................... 53,397 15,719,543
Integra LifeSciences Holdings Corp.
(a)
........... 53,519 3,000,810
Intuitive Surgical, Inc.
(a)
..................... 273,052 72,454,348
Masimo Corp.
(a)
.......................... 37,081 5,486,134
Medtronic PLC .......................... 1,035,997 80,517,687
Novocure Ltd.
(a) (b)
......................... 79,683 5,844,748
Penumbra, Inc.
(a)
......................... 27,430 6,102,078
QuidelOrtho Corp.
(a)
....................... 38,444 3,293,497
ResMed, Inc. ........................... 111,730 23,254,365
STERIS PLC ............................ 76,963 14,214,296
Stryker Corp. ........................... 272,308 66,576,583
Tandem Diabetes Care, Inc.
(a) (b)
............... 48,875 2,196,931
Teleflex, Inc.
(b)
........................... 35,992 8,984,683
Zimmer Biomet Holdings, Inc. ................ 161,964 20,650,410
754,913,807
a
Health Care Providers & Services  —  3 .5%
Acadia Healthcare Co., Inc.
(a)
................. 67,758 5,577,839
agilon health, Inc.
(a) (b)
...................... 143,560 2,317,058
Amedisys, Inc.
(a)
......................... 24,556 2,051,408
AmerisourceBergen Corp. ................... 119,761 19,845,595
Cardinal Health, Inc. ....................... 202,921 15,598,537
Centene Corp.
(a)
......................... 439,005 36,002,800
Chemed Corp. ........................... 11,250 5,742,338
Cigna Corp. ............................ 232,003 76,871,874
CVS Health Corp. ........................ 1,016,037 94,684,488
DaVita, Inc.
(a)
............................ 41,682 3,112,395
Elevance Health, Inc. ...................... 186,840 95,843,315
Encompass Health Corp. ................... 75,426 4,511,229
Enhabit, Inc.
(a)
........................... 37,009 487,039
Guardant Health, Inc.
(a) (b)
.................... 75,340 2,049,248
HCA Healthcare, Inc. ...................... 167,220 40,126,111
Henry Schein, Inc.
(a)
....................... 104,189 8,321,576
Humana, Inc. ........................... 97,969 50,178,742
Laboratory Corp. of America Holdings ........... 69,758 16,426,614
McKesson Corp. ......................... 109,945 41,242,568
Molina Healthcare, Inc.
(a)
.................... 44,045 14,544,540
Oak Street Health, Inc.
(a) (b)
................... 89,365 1,922,241
Premier, Inc. , Class A ...................... 93,677 3,276,822
Quest Diagnostics, Inc. ..................... 87,894 13,750,137
Security Shares Value
a
Health Care Providers & Services (continued)
Signify Health, Inc. , Class A
(a) (b)
............... 62,655 $ 1,795,692
Tenet Healthcare Corp.
(a)
.................... 81,541 3,978,385
UnitedHealth Group, Inc. .................... 725,015 384,388,453
Universal Health Services, Inc. , Class B ......... 48,974 6,899,947
951,546,991
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 89,495 1,438,185
Definitive Healthcare Corp. , Class A
(a) (b)
.......... 30,697 337,360
Doximity, Inc. , Class A
(a) (b)
................... 83,916 2,816,221
Teladoc Health, Inc.
(a)
...................... 123,731 2,926,238
Veeva Systems, Inc. , Class A
(a)
............... 107,263 17,310,103
24,828,107
a
Hotels, Restaurants & Leisure  —  2 .1%
Airbnb, Inc. , Class A
(a) (b)
..................... 290,761 24,860,065
Aramark ............................... 178,785 7,390,972
Booking Holdings, Inc.
(a)
.................... 30,057 60,573,271
Boyd Gaming Corp. ....................... 60,314 3,288,922
Caesars Entertainment, Inc.
(a)
................ 160,243 6,666,109
Carnival Corp.
(a) (b)
......................... 734,175 5,917,450
Chipotle Mexican Grill, Inc.
(a)
................. 21,495 29,824,098
Choice Hotels International, Inc. ............... 25,919 2,919,516
Churchill Downs, Inc. ...................... 27,831 5,884,308
Darden Restaurants, Inc. ................... 94,350 13,051,436
Domino's Pizza, Inc. ....................... 27,621 9,567,914
DraftKings, Inc. , Class A
(a) (b)
.................. 273,946 3,120,245
Expedia Group, Inc.
(a)
...................... 116,486 10,204,174
Hilton Worldwide Holdings, Inc. ............... 206,317 26,070,216
Hyatt Hotels Corp. , Class A
(a) (b)
................ 37,815 3,420,367
Las Vegas Sands Corp.
(a)
................... 254,584 12,237,853
Marriott International, Inc. , Class A ............. 205,652 30,619,526
Marriott Vacations Worldwide Corp. ............. 29,565 3,979,153
McDonald's Corp. ........................ 572,821 150,955,518
MGM Resorts International .................. 253,466 8,498,715
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 320,964 3,928,599
Penn Entertainment, Inc.
(a) (b)
................. 121,928 3,621,262
Planet Fitness, Inc. , Class A
(a)
................ 64,057 5,047,692
Royal Caribbean Cruises Ltd.
(a)
............... 168,830 8,345,267
Six Flags Entertainment Corp.
(a)
............... 57,261 1,331,318
Starbucks Corp. .......................... 888,805 88,169,456
Travel + Leisure Co. ....................... 63,503 2,311,509
Vail Resorts, Inc. ......................... 30,756 7,330,693
Wendy's Co. (The) ........................ 136,677 3,093,001
Wyndham Hotels & Resorts, Inc. .............. 68,061 4,853,430
Wynn Resorts Ltd.
(a)
....................... 80,280 6,620,692
Yum! Brands, Inc. ........................ 219,981 28,175,166
581,877,913
a
Household Durables  —  0 .4%
DR Horton, Inc.
(b)
......................... 246,227 21,948,675
Garmin Ltd. ............................. 119,265 11,006,967
Leggett & Platt, Inc. ....................... 100,252 3,231,122
Lennar Corp. , Class A ...................... 193,706 17,530,393
Lennar Corp. , Class B ..................... 13,101 979,693
Mohawk Industries, Inc.
(a)
................... 40,304 4,119,875
Newell Brands, Inc. ....................... 280,907 3,674,263
NVR, Inc.
(a)
............................. 2,264 10,442,881
PulteGroup, Inc. ......................... 177,888 8,099,241
Tempur Sealy International, Inc.
(b)
.............. 128,835 4,422,905
Toll Brothers, Inc. ......................... 83,095 4,148,102
TopBuild Corp.
(a)
......................... 25,816 4,039,946
Whirlpool Corp. .......................... 40,180 5,683,863
99,327,926
a

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 188,165 $ 15,167,981
Clorox Co. (The) ......................... 94,966 13,326,579
Colgate-Palmolive Co. ..................... 641,636 50,554,500
Kimberly-Clark Corp. ...................... 260,708 35,391,111
Procter & Gamble Co. (The) ................. 1,829,719 277,312,212
Reynolds Consumer Products, Inc. ............. 41,797 1,253,074
Spectrum Brands Holdings, Inc. ............... 31,436 1,915,081
394,920,538
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 512,702 14,745,310
Brookfield Renewable Corp. , Class A ........... 96,058 2,645,437
Vistra Corp. ............................ 304,196 7,057,347
24,448,094
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 427,286 51,240,137
General Electric Co. ....................... 848,791 71,120,198
Honeywell International, Inc. ................. 522,371 111,944,105
234,304,440
a
Insurance  —  2 .5%
Aflac, Inc. .............................. 477,552 34,355,091
Allstate Corp. (The) ....................... 204,713 27,759,083
American Financial Group, Inc. ............... 52,112 7,153,935
American International Group, Inc. ............. 575,864 36,417,639
Aon PLC , Class A ........................ 158,795 47,660,731
Arch Capital Group Ltd.
(a) (b)
.................. 274,042 17,204,357
Arthur J Gallagher & Co. .................... 160,784 30,314,215
Assurant, Inc. ........................... 40,474 5,061,678
Assured Guaranty Ltd. ..................... 45,745 2,848,084
Axis Capital Holdings Ltd. ................... 59,900 3,244,783
Brighthouse Financial, Inc.
(a)
................. 54,923 2,815,902
Brown & Brown, Inc. ....................... 180,842 10,302,569
Chubb Ltd. ............................. 322,111 71,057,687
Cincinnati Financial Corp. ................... 119,994 12,286,186
CNA Financial Corp. ....................... 19,146 809,493
Erie Indemnity Co. , Class A , NVS .............. 19,007 4,727,421
Everest Re Group Ltd. ..................... 30,195 10,002,698
F&G Annuities & Life, Inc.
(a)
.................. 13,716 274,457
Fidelity National Financial, Inc. ................ 201,760 7,590,211
First American Financial Corp. ................ 78,903 4,129,783
Globe Life, Inc. .......................... 68,819 8,296,131
Hanover Insurance Group, Inc. (The) ........... 28,009 3,784,856
Hartford Financial Services Group, Inc. (The) ...... 247,637 18,778,314
Kemper Corp. ........................... 48,784 2,400,173
Lincoln National Corp. ..................... 130,602 4,012,093
Loews Corp. ............................ 154,724 9,025,051
Markel Corp.
(a) (b)
.......................... 10,268 13,527,987
Marsh & McLennan Companies, Inc. ............ 383,919 63,530,916
MetLife, Inc. ............................ 511,930 37,048,374
Old Republic International Corp. ............... 217,781 5,259,411
Primerica, Inc. ........................... 28,727 4,074,063
Principal Financial Group, Inc. ................ 188,259 15,798,695
Progressive Corp. (The) .................... 452,488 58,692,219
Prudential Financial, Inc. .................... 285,205 28,366,489
Reinsurance Group of America, Inc. ............ 51,510 7,319,056
RenaissanceRe Holdings Ltd. ................ 33,212 6,118,647
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 63,091 2,618,907
Travelers Companies, Inc. (The) ............... 182,236 34,167,428
Unum Group ............................ 156,189 6,408,435
W R Berkley Corp. ........................ 157,949 11,462,359
White Mountains Insurance Group Ltd. .......... 2,077 2,937,563
Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 83,364 $ 20,389,167
700,032,337
a
Interactive Media & Services  —  3 .7%
Alphabet, Inc. , Class A
(a)
.................... 4,662,525 411,374,581
Alphabet, Inc. , Class C , NVS
(a)
................ 4,134,916 366,891,096
IAC, Inc.
(a)
.............................. 60,729 2,696,368
Match Group, Inc.
(a)
....................... 220,275 9,139,210
Meta Platforms, Inc. , Class A
(a)
................ 1,742,608 209,705,447
Pinterest, Inc. , Class A
(a)
.................... 449,494 10,913,714
TripAdvisor, Inc.
(a)
........................ 78,626 1,413,695
ZoomInfo Technologies, Inc.
(a) (b)
............... 217,261 6,541,729
1,018,675,840
a
Internet & Direct Marketing Retail  —  2 .2%
Amazon.com, Inc.
(a)
....................... 6,889,389 578,708,676
DoorDash, Inc. , Class A
(a) (b)
.................. 192,525 9,399,071
eBay, Inc. .............................. 423,292 17,553,919
Etsy, Inc.
(a) (b)
............................ 97,231 11,646,329
Wayfair, Inc. , Class A
(a) (b)
.................... 61,576 2,025,235
619,333,230
a
IT Services  —  4 .6%
Accenture PLC , Class A .................... 491,139 131,055,531
Affirm Holdings, Inc. , Class A
(a) (b)
............... 168,384 1,628,273
Akamai Technologies, Inc.
(a)
.................. 120,800 10,183,440
Amdocs Ltd. ............................ 93,004 8,454,064
Automatic Data Processing, Inc. ............... 323,642 77,305,128
Block, Inc. , Class A
(a) (b)
..................... 415,234 26,093,305
Broadridge Financial Solutions, Inc. ............ 89,568 12,013,756
Cloudflare, Inc. , Class A
(a) (b)
.................. 218,979 9,900,041
Cognizant Technology Solutions Corp. , Class A ..... 399,555 22,850,550
Concentrix Corp. ......................... 34,340 4,572,714
DXC Technology Co.
(a)
..................... 177,559 4,705,313
EPAM Systems, Inc.
(a)
...................... 42,323 13,870,940
Euronet Worldwide, Inc.
(a)
................... 36,386 3,434,111
Fidelity National Information Services, Inc. ........ 459,301 31,163,573
Fiserv, Inc.
(a)
............................ 456,261 46,114,299
FleetCor Technologies, Inc.
(a)
................. 56,425 10,364,144
Gartner, Inc.
(a)
........................... 59,669 20,057,138
Genpact Ltd. ............................ 137,044 6,347,878
Global Payments, Inc. ..................... 207,833 20,641,974
Globant SA
(a) (b)
.......................... 31,301 5,263,576
GoDaddy, Inc. , Class A
(a) (b)
................... 120,464 9,013,116
International Business Machines Corp. .......... 697,540 98,276,411
Jack Henry & Associates, Inc. ................ 55,875 9,809,415
Kyndryl Holdings, Inc.
(a) (b)
................... 164,706 1,831,531
Mastercard, Inc. , Class A .................... 659,568 229,351,581
MongoDB, Inc. , Class A
(a) (b)
.................. 51,345 10,106,750
Okta, Inc. , Class A
(a)
....................... 115,093 7,864,305
Paychex, Inc. ........................... 248,883 28,760,919
PayPal Holdings, Inc.
(a)
..................... 883,417 62,916,959
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 39,293 2,197,657
Snowflake, Inc. , Class A
(a) (b)
.................. 236,645 33,968,023
SS&C Technologies Holdings, Inc. ............. 171,959 8,952,186
Thoughtworks Holding, Inc.
(a) (b)
................ 65,329 665,702
Toast, Inc. , Class A
(a) (b)
..................... 191,602 3,454,584
Twilio, Inc. , Class A
(a)
...................... 135,326 6,625,561
VeriSign, Inc.
(a)
.......................... 71,918 14,774,834
Visa, Inc. , Class A ........................ 1,276,074 265,117,134
Western Union Co. (The) ................... 306,126 4,215,355
WEX, Inc.
(a)
............................. 33,979 5,560,663
Wix.com Ltd.
(a) (b)
......................... 41,170 3,163,091
1,272,645,525
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 57,046 $ 4,111,876
Hasbro, Inc. ............................ 99,529 6,072,264
Mattel, Inc.
(a)
............................ 268,302 4,786,508
Peloton Interactive, Inc. , Class A
(a) (b)
............ 230,457 1,829,829
Polaris, Inc.
(b)
........................... 42,526 4,295,126
YETI Holdings, Inc.
(a)
...................... 66,524 2,748,106
23,843,709
a
Life Sciences Tools & Services  —  1 .9%
10X Genomics, Inc. , Class A
(a)
................ 70,870 2,582,503
Agilent Technologies, Inc. ................... 229,099 34,284,665
Avantor, Inc.
(a)
........................... 476,004 10,038,924
Azenta, Inc.
(a)
........................... 57,912 3,371,637
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 16,436 6,911,174
Bio-Techne Corp. ......................... 119,298 9,887,418
Bruker Corp. ............................ 83,497 5,707,020
Charles River Laboratories International, Inc.
(a)
..... 38,855 8,466,504
Danaher Corp. .......................... 501,761 133,177,405
Illumina, Inc.
(a)
........................... 121,528 24,572,962
IQVIA Holdings, Inc.
(a)
...................... 143,192 29,338,609
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 76,560 1,095,574
Mettler-Toledo International, Inc.
(a)
............. 16,996 24,566,868
PerkinElmer, Inc. ......................... 98,110 13,756,984
QIAGEN NV
(a)
........................... 172,802 8,617,636
Repligen Corp.
(a) (b)
........................ 42,348 7,169,940
Sotera Health Co.
(a)
....................... 81,862 681,910
Syneos Health, Inc. , Class A
(a)
................ 79,209 2,905,386
Thermo Fisher Scientific, Inc. ................. 303,278 167,012,162
Waters Corp.
(a)
.......................... 46,140 15,806,641
West Pharmaceutical Services, Inc. ............ 57,074 13,432,366
523,384,288
a
Machinery  —  2 .0%
AGCO Corp. ............................ 47,830 6,633,543
Allison Transmission Holdings, Inc. ............. 77,934 3,242,054
Caterpillar, Inc. .......................... 403,355 96,627,724
Crane Holdings Co. ....................... 37,599 3,776,820
Cummins, Inc.
(b)
.......................... 109,148 26,445,469
Deere & Co. ............................ 213,767 91,654,739
Donaldson Co., Inc. ....................... 97,285 5,727,168
Dover Corp. ............................ 108,473 14,688,329
Esab Corp. ............................. 39,253 1,841,751
Flowserve Corp. ......................... 98,320 3,016,458
Fortive Corp. ............................ 275,294 17,687,639
Gates Industrial Corp. PLC
(a) (b)
................ 70,903 809,003
Graco, Inc. ............................. 129,286 8,695,776
IDEX Corp. ............................. 58,501 13,357,533
Illinois Tool Works, Inc. ..................... 236,846 52,177,174
Ingersoll Rand, Inc. ....................... 312,990 16,353,727
ITT, Inc.
(b)
.............................. 64,299 5,214,649
Lincoln Electric Holdings, Inc. ................ 43,561 6,294,129
Middleby Corp. (The)
(a)
..................... 41,248 5,523,107
Nordson Corp. ........................... 44,440 10,564,277
Oshkosh Corp.
(b)
......................... 50,321 4,437,809
Otis Worldwide Corp. ...................... 326,018 25,530,470
PACCAR, Inc. ........................... 263,744 26,102,744
Parker-Hannifin Corp. ...................... 98,858 28,767,678
Pentair PLC ............................ 129,454 5,822,841
Snap-on, Inc.
(b)
.......................... 40,313 9,211,117
Stanley Black & Decker, Inc. ................. 112,446 8,446,943
Timken Co. (The) ......................... 48,054 3,395,976
Toro Co. (The) ........................... 80,806 9,147,239
Westinghouse Air Brake Technologies Corp. ....... 138,934 13,867,003
Security Shares Value
a
Machinery (continued)
Xylem, Inc.
(b)
............................ 138,552 $ 15,319,695
540,380,584
a
Marine  —  0 .0%
Kirby Corp.
(a)
............................ 45,463 2,925,544
a
Media  —  0 .9%
Altice USA, Inc. , Class A
(a) (b)
.................. 161,576 743,250
Cable One, Inc. .......................... 4,345 3,093,032
Charter Communications, Inc. , Class A
(a) (b)
........ 83,108 28,181,923
Comcast Corp. , Class A .................... 3,325,260 116,284,342
DISH Network Corp. , Class A
(a) (b)
.............. 191,235 2,684,939
Fox Corp. , Class A , NVS
(b)
................... 232,381 7,057,411
Fox Corp. , Class B ........................ 109,870 3,125,802
Interpublic Group of Companies, Inc. (The) ....... 300,549 10,011,287
Liberty Broadband Corp. , Class A
(a)
............. 12,946 981,954
Liberty Broadband Corp. , Class C , NVS
(a)
........ 95,249 7,264,641
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 57,587 2,263,745
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
118,442 4,634,635
New York Times Co. (The) , Class A ............. 126,642 4,110,799
News Corp. , Class A , NVS .................. 297,483 5,414,191
News Corp. , Class B ...................... 89,999 1,659,581
Nexstar Media Group, Inc.
(b)
.................. 28,730 5,028,612
Omnicom Group, Inc. ...................... 157,320 12,832,592
Paramount Global , Class A
(b)
................. 12 236
Paramount Global , Class B , NVS .............. 451,640 7,623,683
Sirius XM Holdings, Inc.
(b)
................... 542,166 3,166,249
Trade Desk, Inc. (The) , Class A
(a)
.............. 337,279 15,120,218
241,283,122
a
Metals & Mining  —  0 .5%
Alcoa Corp.
(b)
........................... 138,747 6,308,826
Cleveland-Cliffs, Inc.
(a)
..................... 393,772 6,343,667
Freeport-McMoRan, Inc. .................... 1,100,977 41,837,126
MP Materials Corp. , Class A
(a) (b)
............... 69,670 1,691,588
Newmont Corp. .......................... 615,548 29,053,866
Nucor Corp. ............................ 198,580 26,174,830
Reliance Steel & Aluminum Co. ............... 45,640 9,239,361
Royal Gold, Inc.
(b)
......................... 50,714 5,716,482
Southern Copper Corp. ..................... 66,411 4,010,560
SSR Mining, Inc.
(b)
........................ 162,653 2,548,772
Steel Dynamics, Inc. ....................... 128,911 12,594,605
United States Steel Corp. ................... 181,381 4,543,594
150,063,277
a
Mortgage Real Estate Investment  —  0 .0%
Rithm Capital Corp. ....................... 327,795 2,678,085
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 441,608 4,570,643
Annaly Capital Management, Inc. .............. 361,811 7,626,976
Starwood Property Trust, Inc. ................. 223,272 4,092,575
16,290,194
a
Multiline Retail  —  0 .5%
Dollar General Corp. ...................... 174,657 43,009,286
Dollar Tree, Inc.
(a)
......................... 164,546 23,273,386
Kohl's Corp. ............................ 98,123 2,477,606
Macy's, Inc. ............................ 209,954 4,335,550
Nordstrom, Inc. .......................... 85,232 1,375,644
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 45,203 2,117,309
Target Corp. ............................ 358,949 53,497,759
130,086,540
a

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Multi-Utilities  —  0 .8%
Ameren Corp. ........................... 198,751 $ 17,672,939
CenterPoint Energy, Inc. .................... 490,240 14,702,297
CMS Energy Corp. ........................ 222,311 14,078,956
Consolidated Edison, Inc. ................... 274,846 26,195,572
Dominion Energy, Inc. ...................... 645,077 39,556,122
DTE Energy Co. ......................... 149,711 17,595,534
NiSource, Inc. ........................... 311,655 8,545,580
Public Service Enterprise Group, Inc. ........... 385,573 23,624,058
Sempra Energy .......................... 243,022 37,556,620
WEC Energy Group, Inc. .................... 243,894 22,867,501
222,395,179
a
Oil, Gas & Consumable Fuels  —  4 .8%
Antero Midstream Corp. .................... 262,962 2,837,360
Antero Resources Corp.
(a)
................... 224,321 6,951,708
APA Corp. ............................. 251,141 11,723,262
Cheniere Energy, Inc. ...................... 192,105 28,808,066
Chesapeake Energy Corp. .................. 93,505 8,824,067
Chevron Corp. ........................... 1,499,141 269,080,818
ConocoPhillips .......................... 966,164 114,007,352
Coterra Energy, Inc. ....................... 605,634 14,880,427
Devon Energy Corp. ....................... 506,910 31,180,034
Diamondback Energy, Inc. ................... 135,974 18,598,524
DT Midstream, Inc. ........................ 74,324 4,107,144
Enviva, Inc. ............................. 23,488 1,244,159
EOG Resources, Inc. ...................... 453,252 58,705,199
EQT Corp. ............................. 288,386 9,756,098
Exxon Mobil Corp. ........................ 3,194,316 352,333,055
Hess Corp. ............................. 217,304 30,818,053
HF Sinclair Corp. ......................... 104,449 5,419,859
Kinder Morgan, Inc. , Class P ................. 1,536,352 27,777,244
Marathon Oil Corp. ........................ 490,260 13,271,338
Marathon Petroleum Corp. .................. 362,636 42,207,204
New Fortress Energy, Inc. , Class A ............. 36,955 1,567,631
Occidental Petroleum Corp. .................. 615,073 38,743,448
ONEOK, Inc. ............................ 343,431 22,563,417
Ovintiv, Inc.
(b)
............................ 197,162 9,998,085
PDC Energy, Inc. ......................... 67,998 4,316,513
Phillips 66 .............................. 366,152 38,109,100
Pioneer Natural Resources Co. ............... 184,148 42,057,562
Range Resources Corp. .................... 182,340 4,562,147
Southwestern Energy Co.
(a) (b)
................. 855,125 5,002,481
Targa Resources Corp. ..................... 174,130 12,798,555
Texas Pacific Land Corp. .................... 4,412 10,342,743
Valero Energy Corp. ....................... 297,130 37,693,912
Williams Companies, Inc. (The) ............... 940,793 30,952,090
1,311,238,655
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 56,570 3,348,944
a
Personal Products  —  0 .2%
Coty, Inc. , Class A
(a) (b)
...................... 267,117 2,286,522
Estee Lauder Companies, Inc. (The) , Class A
(b)
..... 177,836 44,122,890
Olaplex Holdings, Inc.
(a) (b)
................... 95,310 496,565
46,905,977
a
Pharmaceuticals  —  4 .6%
Bristol-Myers Squibb Co. .................... 1,650,761 118,772,254
Catalent, Inc.
(a)
.......................... 138,533 6,235,370
Elanco Animal Health, Inc.
(a) (b)
................ 348,426 4,257,766
Eli Lilly & Co. ........................... 653,111 238,934,128
Jazz Pharmaceuticals PLC
(a)
................. 46,864 7,465,904
Johnson & Johnson ....................... 2,039,938 360,355,048
Merck & Co., Inc. ......................... 1,960,815 217,552,424
Security Shares Value
a
Pharmaceuticals (continued)
Organon & Co. .......................... 195,514 $ 5,460,706
Perrigo Co. PLC ......................... 106,355 3,625,642
Pfizer, Inc. ............................. 4,380,915 224,478,085
Royalty Pharma PLC , Class A ................ 287,976 11,380,811
Viatris, Inc. ............................. 933,440 10,389,187
Zoetis, Inc. , Class A ....................... 364,934 53,481,078
1,262,388,403
a
Professional Services  —  0 .5%
Booz Allen Hamilton Holding Corp. , Class A ....... 101,169 10,574,184
CACI International, Inc. , Class A
(a)
............. 17,803 5,351,404
Clarivate PLC
(a) (b)
......................... 355,373 2,963,811
CoStar Group, Inc.
(a)
....................... 312,323 24,136,321
Dun & Bradstreet Holdings, Inc. ............... 192,952 2,365,592
Equifax, Inc. ............................ 93,790 18,229,024
FTI Consulting, Inc.
(a) (b)
..................... 25,919 4,115,937
Jacobs Solutions, Inc.
(b)
.................... 98,068 11,775,025
KBR, Inc. .............................. 106,260 5,610,528
Leidos Holdings, Inc. ...................... 104,614 11,004,347
ManpowerGroup, Inc. ...................... 39,671 3,301,024
Robert Half International, Inc. ................. 82,782 6,111,795
Science Applications International Corp. ......... 42,040 4,663,497
TransUnion
(b)
............................ 147,646 8,378,910
Verisk Analytics, Inc. ....................... 120,739 21,300,774
139,882,173
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 247,284 19,030,977
Howard Hughes Corp. (The)
(a) (b)
............... 28,453 2,174,378
Jones Lang LaSalle, Inc.
(a)
................... 36,067 5,747,998
Opendoor Technologies, Inc.
(a) (b)
............... 314,027 364,271
WeWork, Inc. , Class A
(a) (b)
................... 99,712 142,588
Zillow Group, Inc. , Class A
(a)
................. 43,127 1,345,994
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 123,671 3,983,443
32,789,649
a
Road & Rail  —  1 .1%
Avis Budget Group, Inc.
(a) (b)
.................. 19,779 3,242,372
CSX Corp. ............................. 1,627,888 50,431,970
Hertz Global Holdings, Inc.
(a) (b)
................ 157,219 2,419,600
JB Hunt Transport Services, Inc.
(b)
............. 63,928 11,146,486
Knight-Swift Transportation Holdings, Inc. , Class A .. 120,362 6,308,172
Landstar System, Inc. ...................... 27,816 4,531,226
Lyft, Inc. , Class A
(a) (b)
....................... 239,081 2,634,673
Norfolk Southern Corp. ..................... 179,030 44,116,573
Old Dominion Freight Line, Inc. ............... 77,617 22,026,152
Rxo, Inc.
(a)
............................. 79,413 1,365,904
Ryder System, Inc. ........................ 39,823 3,328,008
Schneider National, Inc. , Class B .............. 45,592 1,066,853
Uber Technologies, Inc.
(a)
................... 1,487,252 36,779,742
U-Haul Holding Co. ....................... 6,983 420,307
U-Haul Holding Co. , Series N , NVS ............. 62,724 3,448,565
Union Pacific Corp. ....................... 476,378 98,643,592
XPO Logistics, Inc.
(a) (b)
..................... 79,413 2,643,659
294,553,854
a
Semiconductors & Semiconductor Equipment  —  4 .6%
Advanced Micro Devices, Inc.
(a)
............... 1,251,938 81,088,024
Allegro MicroSystems, Inc.
(a) (b)
................ 50,259 1,508,775
Analog Devices, Inc. ....................... 397,669 65,229,646
Applied Materials, Inc. ..................... 665,584 64,814,570
Broadcom, Inc. .......................... 306,138 171,170,940
Cirrus Logic, Inc.
(a)
........................ 41,887 3,119,744
Enphase Energy, Inc.
(a)
..................... 101,087 26,784,011
Entegris, Inc. ............................ 114,024 7,478,834

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.
(a)
......................... 82,035 $ 12,288,023
GlobalFoundries, Inc.
(a) (b)
.................... 48,838 2,631,880
Intel Corp. ............................. 3,171,906 83,833,475
KLA Corp. .............................. 110,054 41,493,660
Lam Research Corp. ...................... 106,036 44,566,931
Lattice Semiconductor Corp.
(a)
................ 104,104 6,754,267
Marvell Technology, Inc. .................... 657,265 24,345,096
Microchip Technology, Inc. ................... 413,736 29,064,954
Micron Technology, Inc. ..................... 841,559 42,061,119
MKS Instruments, Inc.
(b)
.................... 44,242 3,748,625
Monolithic Power Systems, Inc. ............... 34,918 12,347,354
NVIDIA Corp. ........................... 1,866,666 272,794,569
ON Semiconductor Corp.
(a)
.................. 335,978 20,954,948
Qorvo, Inc.
(a)
............................ 79,659 7,220,292
QUALCOMM, Inc. ........................ 868,521 95,485,199
Skyworks Solutions, Inc. .................... 123,740 11,276,426
Teradyne, Inc. ........................... 121,641 10,625,341
Texas Instruments, Inc. ..................... 703,403 116,216,244
Universal Display Corp. .................... 33,362 3,604,430
Wolfspeed, Inc.
(a)
......................... 95,322 6,581,031
1,269,088,408
a
Software  —  8 .7%
Adobe, Inc.
(a)
............................ 359,904 121,118,493
Alteryx, Inc. , Class A
(a)
..................... 45,587 2,309,893
ANSYS, Inc.
(a)
........................... 67,415 16,286,790
AppLovin Corp. , Class A
(a) (b)
.................. 161,420 1,699,753
Aspen Technology, Inc.
(a)
.................... 20,707 4,253,218
Atlassian Corp. , Class A
(a)
................... 111,332 14,326,202
Autodesk, Inc.
(a)
.......................... 168,987 31,578,601
Bentley Systems, Inc. , Class B
(b)
............... 129,316 4,779,519
Bill.com Holdings, Inc.
(a) (b)
................... 76,562 8,342,196
Black Knight, Inc.
(a)
........................ 120,496 7,440,628
Cadence Design Systems, Inc.
(a)
.............. 210,730 33,851,667
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 129,805 1,129,303
Ceridian HCM Holding, Inc.
(a) (b)
................ 104,761 6,720,418
Confluent, Inc. , Class A
(a) (b)
.................. 95,251 2,118,382
Coupa Software, Inc.
(a)
..................... 59,651 4,722,570
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 162,523 17,112,047
Datadog, Inc. , Class A
(a) (b)
................... 204,895 15,059,783
DocuSign, Inc.
(a) (b)
........................ 152,603 8,457,258
Dolby Laboratories, Inc. , Class A .............. 47,211 3,330,264
DoubleVerify Holdings, Inc.
(a) (b)
................ 58,897 1,293,378
Dropbox, Inc. , Class A
(a)
.................... 210,713 4,715,757
Dynatrace, Inc.
(a)
......................... 153,191 5,867,215
Elastic NV
(a)
............................ 58,260 3,000,390
Fair Isaac Corp.
(a)
......................... 18,917 11,323,338
Five9, Inc.
(a) (b)
........................... 53,227 3,611,984
Fortinet, Inc.
(a)
........................... 497,849 24,339,838
Gen Digital, Inc. .......................... 443,397 9,501,998
Guidewire Software, Inc.
(a)
................... 64,361 4,026,424
HubSpot, Inc.
(a)
.......................... 36,054 10,424,293
Informatica, Inc. , Class A
(a) (b)
................. 26,089 424,990
Intuit, Inc. .............................. 213,598 83,136,614
Jamf Holding Corp.
(a) (b)
..................... 50,039 1,065,831
Manhattan Associates, Inc.
(a)
................. 47,498 5,766,257
Microsoft Corp. .......................... 5,799,796 1,390,907,077
nCino, Inc.
(a) (b)
........................... 53,779 1,421,917
NCR Corp.
(a)
............................ 101,777 2,382,600
New Relic, Inc.
(a)
......................... 40,415 2,281,427
Nutanix, Inc. , Class A
(a)
..................... 177,782 4,631,221
Oracle Corp. ............................ 1,184,785 96,844,326
Palantir Technologies, Inc. , Class A
(a)
........... 1,424,428 9,144,828
Palo Alto Networks, Inc.
(a)
................... 227,082 31,687,022
Paycom Software, Inc.
(a)
.................... 39,397 12,225,283
Security Shares Value
a
Software (continued)
Paycor HCM, Inc.
(a)
....................... 43,699 $ 1,069,315
Paylocity Holding Corp.
(a)
................... 30,401 5,905,698
Pegasystems, Inc.
(b)
....................... 32,213 1,102,973
Procore Technologies, Inc.
(a)
................. 53,535 2,525,781
PTC, Inc.
(a)
............................. 80,783 9,697,191
RingCentral, Inc. , Class A
(a)
.................. 66,602 2,357,711
Roper Technologies, Inc. .................... 81,962 35,414,961
Salesforce, Inc.
(a)
......................... 745,961 98,906,969
SentinelOne, Inc. , Class A
(a) (b)
................ 142,604 2,080,592
ServiceNow, Inc.
(a)
........................ 155,193 60,256,786
Smartsheet, Inc. , Class A
(a)
.................. 99,832 3,929,388
Splunk, Inc.
(a)
........................... 126,175 10,862,406
Synopsys, Inc.
(a)
......................... 118,081 37,702,082
Teradata Corp.
(a)
......................... 78,675 2,648,200
Tyler Technologies, Inc.
(a)
................... 31,950 10,300,999
UiPath, Inc. , Class A
(a) (b)
.................... 286,264 3,638,415
Unity Software, Inc.
(a) (b)
..................... 191,438 5,473,212
VMware, Inc. , Class A
(a)
.................... 163,742 20,100,968
Workday, Inc. , Class A
(a) (b)
................... 154,689 25,884,110
Zoom Video Communications, Inc. , Class A
(a)
...... 196,506 13,311,316
Zscaler, Inc.
(a) (b)
.......................... 65,430 7,321,617
2,385,151,683
a
Specialty Retail  —  2 .4%
Advance Auto Parts, Inc. .................... 47,004 6,910,998
AutoNation, Inc.
(a) (b)
....................... 26,104 2,800,959
AutoZone, Inc.
(a)
......................... 14,683 36,210,921
Bath & Body Works, Inc. .................... 176,537 7,439,269
Best Buy Co., Inc. ........................ 154,203 12,368,623
Burlington Stores, Inc.
(a) (b)
................... 50,648 10,269,388
CarMax, Inc.
(a) (b)
.......................... 123,033 7,491,479
Carvana Co. , Class A
(a) (b)
.................... 80,088 379,617
Dick's Sporting Goods, Inc. .................. 42,013 5,053,744
Five Below, Inc.
(a) (b)
........................ 42,338 7,488,322
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 79,532 5,537,813
GameStop Corp. , Class A
(a) (b)
................. 206,765 3,816,882
Gap, Inc. (The) .......................... 153,163 1,727,679
Home Depot, Inc. (The) .................... 800,893 252,970,063
Leslie's, Inc.
(a) (b)
.......................... 133,834 1,634,113
Lithia Motors, Inc.
(b)
....................... 20,719 4,242,008
Lowe's Companies, Inc. .................... 481,365 95,907,163
O'Reilly Automotive, Inc.
(a)
................... 48,340 40,800,410
Penske Automotive Group, Inc.
(b)
.............. 20,663 2,374,799
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 61,796 585,826
RH
(a) (b)
................................ 15,279 4,082,396
Ross Stores, Inc. ......................... 265,353 30,799,523
TJX Companies, Inc. (The) .................. 899,593 71,607,603
Tractor Supply Co. ........................ 85,944 19,334,822
Ulta Beauty, Inc.
(a)
........................ 39,591 18,570,950
Victoria's Secret & Co.
(a)
.................... 64,094 2,293,283
Williams-Sonoma, Inc. ..................... 53,227 6,116,847
658,815,500
a
Technology Hardware, Storage & Peripherals  —  5 .7%
Apple, Inc. ............................. 11,649,919 1,513,673,976
Dell Technologies, Inc. , Class C ............... 199,632 8,029,199
Hewlett Packard Enterprise Co. ............... 996,858 15,909,854
HP, Inc. ............................... 779,460 20,944,090
NetApp, Inc. ............................ 168,007 10,090,500
Pure Storage, Inc. , Class A
(a)
................. 216,566 5,795,306
Western Digital Corp.
(a)
..................... 246,104 7,764,581
1,582,207,506
a

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Capri Holdings Ltd.
(a)
...................... 97,232 $ 5,573,338
Carter's, Inc. ............................ 28,845 2,152,125
Columbia Sportswear Co. ................... 27,029 2,367,200
Deckers Outdoor Corp.
(a)
.................... 20,367 8,129,692
Hanesbrands, Inc. ........................ 246,056 1,564,916
Lululemon Athletica, Inc.
(a)
................... 86,340 27,661,609
Nike, Inc. , Class B ........................ 949,749 111,130,131
PVH Corp.
(b)
............................ 53,780 3,796,330
Ralph Lauren Corp. , Class A ................. 32,047 3,386,406
Skechers USA, Inc. , Class A
(a)
................ 100,919 4,233,552
Tapestry, Inc. ............................ 194,377 7,401,876
Under Armour, Inc. , Class A
(a)
................. 152,370 1,548,079
Under Armour, Inc. , Class C
(a) (b)
............... 142,958 1,275,186
VF Corp. .............................. 275,150 7,596,892
187,817,332
a
Thrifts & Mortgage Finance  —  0 .0%
MGIC Investment Corp. .................... 232,202 3,018,626
New York Community Bancorp, Inc. ............ 516,515 4,442,029
Rocket Companies, Inc. , Class A
(b)
............. 88,305 618,135
TFS Financial Corp. ....................... 29,661 427,415
UWM Holdings Corp. , Class A
(b)
............... 70,318 232,753
8,738,958
a
Tobacco  —  0 .7%
Altria Group, Inc. ......................... 1,389,612 63,519,165
Philip Morris International, Inc. ................ 1,201,091 121,562,420
185,081,585
a
Trading Companies & Distributors  —  0 .3%
Air Lease Corp. , Class A .................... 80,227 3,082,321
Core & Main, Inc. , Class A
(a) (b)
................ 56,480 1,090,629
Fastenal Co. ............................ 444,431 21,030,475
MSC Industrial Direct Co., Inc. , Class A .......... 36,917 3,016,119
SiteOne Landscape Supply, Inc.
(a) (b)
............. 34,178 4,009,763
United Rentals, Inc.
(a)
...................... 53,894 19,155,005
Security Shares Value
a
Trading Companies & Distributors (continued)
Univar Solutions, Inc.
(a) (b)
.................... 126,357 $ 4,018,153
Watsco, Inc.
(b)
........................... 25,329 6,317,053
WESCO International, Inc.
(a)
................. 34,176 4,278,835
WW Grainger, Inc. ........................ 35,103 19,526,044
85,524,397
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 140,510 21,416,534
Essential Utilities, Inc. ...................... 177,491 8,471,646
29,888,180
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
....................... 461,756 64,645,840
a
Total Long-Term Investments — 99.8%
(Cost: $ 25,782,653,667 ) .............................. 27,485,231,475
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.53%
(c) (d) (e)
...................... 511,926,083 512,079,660
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................ 45,183,888 45,183,888
a
Total Short-Term Securities — 2.0%
(Cost: $ 556,956,001 ) ................................ 557,263,548
Total Investments — 101.8%
(Cost: $ 26,339,609,668 ) .............................. 28,042,495,023
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (483,689,892)
Net Assets — 100.0% ................................. $ 27,558,805,131
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 382,039,449  $ 129,795,059
(a)
$ —  $ 28,351  $ 216,801  $ 512,079,660  511,926,083  $ 2,475,121
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 49,500,000  —  (4,316,112)
(a)
—  —  45,183,888  45,183,888  674,805  26
BlackRock, Inc. .. 78,453,513  22,408,649  (13,885,516) 4,444,008  (9,004,151) 82,416,503  116,304  1,612,728  —
$ 4,472,359  $ (8,787,350)
$ 639,680,051
$ 4,762,654  $ 26
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index .................................................................. 348 03/17/23 $ 67,181 $ (1,851,664)
S&P MidCap 400 E-Mini Index ............................................................ 24 03/17/23 5,862 (126,418)
$ (1,978,082)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 27,485,129,406  $ 102,069  $ —  $ 27,485,231,475
Short-Term Securities
Money Market Funds ...................................... 557,263,548  —  —  557,263,548
$ 28,042,392,954  $ 102,069  $ —  $ 28,042,495,023
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,978,082) $ —  $ —  $ (1,978,082)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares